Loss Per Share (EPS) (Tables)	6 Months Ended
Jun. 30, 2023
Loss Per Share (EPS)
Schedule of existing preferred shares were converted into common shares and then a share split

	For the three months ended		For the six months ended
	June 30		June 30
	2023	2022	2023	2022
As at June 30, after conversion and share split
Outstanding common shares at period-end	28,661,985	25,836,279	28,661,985	25,836,279
Weighted average number of common shares outstanding	28,608,413	25,806,768	27,250,102	25,796,560
Number of shares resulting of the exercise of outstanding warrants	2,439,500	1,953,125	2,439,500	1,953,125

Schedule of basic and diluted earnings per shares based on weighted average number of shares outstanding after conversion and share split

	For the three months ended		For the six months ended
	June 30		June 30
	2023	2022	2023	2022
Loss of year attributable to equity holders (in EUR)	(12,797,000)	(4,990,000)	(24,707,000)	(11,691,000)
Weighted average number of common shares outstanding (in units)	28,608,413	25,806,768	27,250,102	25,796,560
Basic earnings per share in EUR (EUR/unit)	(0.447)	(0.193)	(0.907)	(0.453)
Diluted earnings per share in EUR (EUR/unit)	(0.447)	(0.193)	(0.907)	(0.453)